Pension Plans and Retiree Benefits - Summary of Defined Benefit Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Plan assets
Plan assets, Fair value, end of year	$ 2,424.7
United States
Plan assets
Plan assets, Fair value, end of year	2,409.8
Defined Benefit
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	1,669.6	$ 469.4
Plans disposed		(132.1)
Actuarial loss (gain)	184.1	(68.5)
Current service cost	26.4	18.6
Member contributions	0.0	0.0
Interest cost	69.0	39.2
Benefits paid	(81.3)	(45.9)
Expenses paid	(0.7)	(0.9)
Settlements	(24.7)
Plan combinations		1,312.4
Plan amendments	0.3	0.0
Other	0.0
Foreign exchange translation	(82.0)	77.4
Balance, end of year	1,760.7	1,669.6
Plan assets
Fair value, beginning of year	1,367.9	363.9
Plans disposed		(102.1)
Actual return on plan assets	285.1	(55.0)
Employer contributions	43.0	11.0
Member contributions	0.0	0.0
Benefits paid	(81.3)	(45.9)
Expenses paid	(0.7)	(0.9)
Settlements	(25.7)
Other	0.0
Plan combinations		1,133.5
Foreign exchange translation	(69.5)	63.4
Plan assets, Fair value, end of year	1,518.8	1,367.9
Funded status	(241.9)	(301.7)
Defined Benefit | Canada
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	34.3	165.6
Plans disposed		(132.1)
Actuarial loss (gain)	2.1	(0.8)
Current service cost	2.6	2.4
Member contributions	0.0	0.0
Interest cost	1.2	1.2
Benefits paid	(4.0)	(2.7)
Expenses paid	(0.1)	0.0
Settlements	0.0
Plan combinations		0.7
Plan amendments	0.0	0.0
Other	0.0
Foreign exchange translation	0.0	0.0
Balance, end of year	36.1	34.3
Plan assets
Fair value, beginning of year	13.8	115.2
Plans disposed		(102.1)
Actual return on plan assets	0.9	(0.3)
Employer contributions	4.3	3.4
Member contributions	0.0	0.0
Benefits paid	(4.0)	(2.7)
Expenses paid	(0.1)	0.0
Settlements	0.0
Other	0.0
Plan combinations		0.3
Foreign exchange translation	0.0	0.0
Plan assets, Fair value, end of year	14.9	13.8
Funded status	(21.2)	(20.5)
Defined Benefit | United States
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	1,635.3	303.8
Plans disposed		0.0
Actuarial loss (gain)	182.0	(67.7)
Current service cost	23.8	16.2
Member contributions	0.0	0.0
Interest cost	67.8	38.0
Benefits paid	(77.3)	(43.2)
Expenses paid	(0.6)	(0.9)
Settlements	(24.7)
Plan combinations		1,311.7
Plan amendments	0.3	0.0
Other	0.0
Foreign exchange translation	(82.0)	77.4
Balance, end of year	1,724.6	1,635.3
Plan assets
Fair value, beginning of year	1,354.1	248.7
Plans disposed		0.0
Actual return on plan assets	284.2	(54.7)
Employer contributions	38.7	7.6
Member contributions	0.0	0.0
Benefits paid	(77.3)	(43.2)
Expenses paid	(0.6)	(0.9)
Settlements	(25.7)
Other	0.0
Plan combinations		1,133.2
Foreign exchange translation	(69.5)	63.4
Plan assets, Fair value, end of year	1,503.9	1,354.1
Funded status	(220.7)	(281.2)
Post- Retirement Benefits
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	459.9	98.5
Plans disposed		(13.6)
Actuarial loss (gain)	(14.6)	(33.9)
Current service cost	8.5	5.4
Member contributions	2.2	2.1
Interest cost	19.2	11.0
Benefits paid	(24.5)	(13.4)
Expenses paid	(0.1)	(0.1)
Settlements	0.0
Plan combinations		382.9
Plan amendments	0.0	(0.4)
Other	1.0
Foreign exchange translation	(21.8)	21.4
Balance, end of year	429.8	459.9
Plan assets
Fair value, beginning of year	791.2	78.9
Plans disposed		(8.1)
Actual return on plan assets	177.4	(37.2)
Employer contributions	0.2	2.5
Member contributions	2.2	2.1
Benefits paid	(23.8)	(13.4)
Expenses paid	(0.1)	(0.1)
Settlements	0.0
Other	0.1
Plan combinations		732.7
Foreign exchange translation	(41.3)	33.8
Plan assets, Fair value, end of year	905.9	791.2
Funded status	476.1	331.3
Post- Retirement Benefits | Canada
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	1.9	15.8
Plans disposed		(13.6)
Actuarial loss (gain)	0.2	(0.1)
Current service cost	0.0	0.1
Member contributions	0.0	0.0
Interest cost	0.1	0.1
Benefits paid	(0.1)	0.0
Expenses paid	0.0	0.0
Settlements	0.0
Plan combinations		0.0
Plan amendments	0.0	(0.4)
Other	0.0
Foreign exchange translation	0.0	0.0
Balance, end of year	2.1	1.9
Plan assets
Fair value, beginning of year	0.0	8.1
Plans disposed		(8.1)
Actual return on plan assets	0.0	0.0
Employer contributions	0.1	0.0
Member contributions	0.0	0.0
Benefits paid	(0.1)	0.0
Expenses paid	0.0	0.0
Settlements	0.0
Other	0.0
Plan combinations		0.0
Foreign exchange translation	0.0	0.0
Plan assets, Fair value, end of year	0.0	0.0
Funded status	(2.1)	(1.9)
Post- Retirement Benefits | United States
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	458.0	82.7
Plans disposed		0.0
Actuarial loss (gain)	(14.8)	(33.8)
Current service cost	8.5	5.3
Member contributions	2.2	2.1
Interest cost	19.1	10.9
Benefits paid	(24.4)	(13.4)
Expenses paid	(0.1)	(0.1)
Settlements	0.0
Plan combinations		382.9
Plan amendments	0.0	0.0
Other	1.0
Foreign exchange translation	(21.8)	21.4
Balance, end of year	427.7	458.0
Plan assets
Fair value, beginning of year	791.2	70.8
Plans disposed		0.0
Actual return on plan assets	177.4	(37.2)
Employer contributions	0.1	2.5
Member contributions	2.2	2.1
Benefits paid	(23.7)	(13.4)
Expenses paid	(0.1)	(0.1)
Settlements	0.0
Other	0.1
Plan combinations		732.7
Foreign exchange translation	(41.3)	33.8
Plan assets, Fair value, end of year	905.9	791.2
Funded status	$ 478.2	$ 333.2